New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2018
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New standards and interpretations not yet adopted
6.	New standards and interpretations not yet adopted

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

IFRS 16 Leases

This standard was issued in January 2016 and sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (‘lessee’) and the supplier (‘lessor’). IFRS 16 eliminates the classification of leases as either operating leases or finance leases for a lessee. Instead all leases are treated in a similar way to finance leases under IAS 17 Leases.

The lessee is required to recognize the present values of future lease payments and showing them either as lease assets (right-of-use assets “ROU”) or together with property, plant and equipment, and also recognizing a financial liability representing its obligation to make future lease payments. Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the ROU. IFRS 16 does not require a company to recognize assets and liabilities for (a) short-term leases (i.e. leases of 12 months or less), and (b) leases of low-value assets.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

Transition to IFRS 16

The Company plans to adopt IFRS 16 retrospectively to each prior reporting period presented.

The Company will elect to use the exemptions proposed by the standard on lease contracts for which the lease terms ends within 12 months as of the date of initial application, and lease contracts for which the underlying asset is of low value. The Company has leases of certain office equipment (i.e., personal computers, printing and photocopying machines) that are considered of low value.

The Company has set up a project team which has reviewed all of the Company’s leasing arrangements over the last year in light of the new lease accounting rules in IFRS 16. The standard will affect primarily the accounting for the Company’s operating leases (see note 14). Also, the Company has actively participated in a specialized airline industry accounting group, which is comprise of by various airline members, accounting firms and the staff of the International Air Transport Association (IATA). The objective of this group is to discuss the nature and volume of implementation questions to adopt uniform accounting policies about these new standards within the airline industry.

The Company’s activities as a lessor are not material and the Company does not expect any significant impact on the financial statements. However, some additional disclosures will be required from next year.

During 2018, the Company has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements. The Company expect that the adoption of this standard will result in the recognition of additional liabilities in a range of approximately $390.0 million to $430.0 million, this calculation excluded the impact that would occur if the lease return conditions are included in the ROU asset and lease liability for which the Company have not yet completed the evaluation.

The actual impacts of adopting the standard on January 1, 2019 may change because the new accounting policies are subject to change until the Company presents its first financial statements that include the date of initial application.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and reinsurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features.

IFRS 17 is effective for reporting periods beginning on or after January 1, 2021 with comparative figures required. Early application is permitted; provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. This standard is not applicable to the Company.

IFRIC 23 Uncertainty over income tax treatments

This IFRIC was issue in June, 2017 and clarifies how the recognition and measurement requirements of IAS 12 Income taxes, are applied where there is uncertainty over income tax treatments.

The IFRIC had clarified previously that IAS 12, not IAS 37 Provisions, contingent liabilities and contingent assets, applies to accounting for uncertain income tax treatments. IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment.

An uncertain tax treatment is any tax treatment applied by an entity where there is uncertainty over whether that treatment will be accepted by the tax authority. For example, a decision to claim a deduction for a specific expense or not to include a specific item of income in a tax return is an uncertain tax treatment if its acceptability is uncertain under tax law. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates.

The Interpretation is applicable for annual reporting periods beginning on or after January 1, 2019; it provides a choice of two transition approaches:

•	full retrospective using IAS 8, only if the application is possible without the use of hindsight; or

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modified retrospective with the cumulative effect of the initial application recognized as an adjustment to equity on the date of initial application. In this approach, comparative information is not restated.

Since the Company does not have any uncertainty over income tax treatments, the amendments will not have an impact on its consolidated financial statements.

Amendment to IAS 28—Investments in Associates and Joint Ventures

This amendment was issue in October, 2017 and clarify that companies account for long-term interests in an associate or joint venture to which the equity method is not applied using IFRS 9.

The amendment is mandatory for annual reporting periods beginning on or after January 1, 2019. Since the Company does not have such long-term interests in its associate and joint venture, the amendments will not have an impact on its consolidated financial statements.

Amendment to IFRS 9 – Prepayment features with negative compensation

This amendment was issue in October 2017 and clarify that a financial asset passes the SPPI criterion regardless of the event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.

The IASB also clarified in the Basis for Conclusions to the Amendment that, under IFRS 9, gains and losses arising on modifications of financial liabilities that do not result in derecognition should be recognised in profit or loss.

The amendments should be applied retrospectively and are effective from 1 January 2019, with earlier application permitted. These amendments have no impact on the consolidated financial statements of the Company.

Amendments to IAS 19—Employee benefits’ on plan amendment, curtailment or settlement

The amendments to IAS 19 was issue in February 2018 and address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

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Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event.

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Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognised in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognised in other comprehensive income.

The amendments apply to plan amendments, curtailments, or settlements occurring on or after the beginning of the first annual reporting period that begins on or after January 1, 2019, with early application permitted. These Amendments will apply only to any future plan amendments, curtailments, or settlements of the Company.

Amendments to IFRS 3 – Definition of a business

This amendment was issue in October 2018 and revises the definition of a business. According to the new guidance to be considered a business, an acquisition would have to include an input and a substantive process that together significantly contribute to the ability to create outputs.

The amendment is effective for reporting periods beginning on or after January 1, 2020 and the Company does not expect that those amendments have a material impact on its consolidated financial statements.

Amendments to IAS 1 and IAS 8—Definition of material

The amendments to IAS 1 Presentation of financial statements, and IAS 8 Accounting policies, changes in accounting estimates and errors and consequential amendments to other IFRSs, were issue in October 2018 and revises:

i)	the use of a consistent definition of materiality throughout IFRSs and the Conceptual Framework for Financial Reporting;

ii)	clarify the explanation of the definition of material; and

iii)	incorporate some of the guidance in IAS 1 about immaterial information.

These amendments should be applied for annual periods beginning on or after 1 January 2020. Earlier application is permitted. The Company does not expect that those amendments have a material impact on its consolidated financial statements.

Amendments to IFRS 10 and IAS 28—Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address the conflict between IFRS 10 and IAS 28 in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the sale or contribution of assets that constitute a business, as defined in IFRS 3, between an investor and its associate or joint venture, is recognized in full. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognized only to the extent of unrelated investors’ interests in the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively. These amendments are not applicable to the Company.

Annual Improvements Cycle 2015–2017

These improvements include:

•	IFRS 3 Business combinations, a company remeasures its previously held interest in a joint operation when it obtains control of the business.

An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after 1 January 2019, with early application permitted. These amendments are currently not applicable to the Company.

•	IFRS 11 Joint arrangements, a company does not remeasure its previously held interest in a joint operation when it obtains joint control of the business.

An entity applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after 1 January 2019, with early application permitted. These amendments are currently not applicable to the Company

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IAS 12 Income taxes, all income tax consequences of dividends (including payments on financial instruments classified as equity) are recognized consistently with the transactions that generated the distributable profits.

An entity applies those amendments for annual reporting periods beginning on or after 1 January 2019, with early application is permitted. When an entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period. The Company is evaluating these amendments and plans to adopt it on the required effective date.

•	IAS 23 Borrowing costs, a company treats as part of general borrowings any borrowing originally made to develop an asset when the asset is ready for its intended use or sale.

An entity applies those amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after 1 January 2019, with early application permitted. The Company is evaluating these amendments and plans to adopt it on the required effective date. The Company does not expect that those amendments have a material impact on its consolidated financial statements.